Provisions (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Provisions recognized under IAS 37		SFr 3,012	SFr 2,937		SFr 3,100
Provisions for off-balance sheet financial instruments	[1]	76	72		33
Provisions for other credit lines	[1]	35	35		0
Total provisions		SFr 3,123	SFr 3,044	SFr 3,207	SFr 3,133

[1]
Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 9 and 19 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.